Fair Value Measurements - Schedule by Balance Sheet Grouping (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014		Dec. 31, 2013		Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Timeshare financing receivables	$ 988		$ 994		$ 984
Carrying amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	291		309		561
Restricted cash equivalents	94		107		322
Timeshare financing receivables	988		994		984
Interest rate swaps, asset			10
Long-term debt	11,235	[1]	11,682	[1],[2]	15,492	[2]
Non-recourse debt	698		672
Interest rate swaps, liability	5
Level 1 [member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swaps, asset			0
Cash equivalents	0		0		0
Restricted cash equivalents	0		0		0
Timeshare financing receivables	0		0		0
Long-term debt	59		57		152
Non-recourse debt	0		0
Interest rate swaps, liability	0
Level 2 [member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swaps, asset			10
Cash equivalents	291		309		561
Restricted cash equivalents	94		107		322
Timeshare financing receivables	0		0		0
Long-term debt	1,598		1,560		0
Non-recourse debt	0		0
Interest rate swaps, liability	5
Level 3 [member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swaps, asset			0
Cash equivalents	0		0		0
Restricted cash equivalents	0		0		0
Timeshare financing receivables	990		996		987
Long-term debt	9,862		10,358		15,716
Non-recourse debt	701		670
Interest rate swaps, liability	0
Capital lease obligations [member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, gross	$ 82		$ 73		$ 83

[1]	Excludes capital lease obligations with a carrying value of $82 million and $73 million as of June 30, 2014 and December 31, 2013, respectively.
[2]	Excludes capital lease obligations with a carrying value of $73 million and $83 million as of December 31, 2013 and 2012, respectively.